WARRANT LIABILITIES (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 15, 2024 USD ($) $ / shares shares	Oct. 11, 2022 shares	Sep. 02, 2022 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 20, 2023	Dec. 06, 2023 $ / shares shares	Dec. 03, 2023	Nov. 27, 2023 $ / shares shares	Sep. 30, 2022 shares	Sep. 23, 2022 shares	Sep. 22, 2022 shares	Jul. 22, 2021 shares
Other Liabilities [Line Items]
Warrants outstanding (in shares)				1,702,372
Number of warrants converted (in shares)													518,750
Term of warrants													5 years
Warrants exchanged (in shares)											84,303	434,445
Warrant exchange ratio											5.40	6.00
Payment for share exchange | $				$ 550	$ 3,104
Private Placement
Other Liabilities [Line Items]
Number of warrants converted (in shares)	3,639,893
Exercise price of warrants (in USD per share) | $ / shares	$ 0.001
Additional Paid-in Capital
Other Liabilities [Line Items]
Payment for share exchange | $				$ 550	$ 3,104
Warrant | Private Placement
Other Liabilities [Line Items]
Price per share of warrants issued (in USD per share) | $ / shares	4.121
Class A Ordinary Shares
Other Liabilities [Line Items]
Number of warrants converted (in shares)										2
Conversion of shares (in shares)		15,192	86,890
Class A Ordinary Shares | Private Placement
Other Liabilities [Line Items]
Price per share of shares issued (in USD per share) | $ / shares	$ 4.122
Net proceeds from pre-funded warrants | $	$ 15,000
Private Placement Warrants
Other Liabilities [Line Items]
Warrants outstanding (in shares)													183,333
Public Warrants
Other Liabilities [Line Items]
Warrants outstanding (in shares)													335,417
Warrants exercised (in shares)										2
SPAs | Class A Ordinary Shares
Other Liabilities [Line Items]
Number of warrants converted (in shares)							130,662		1,571,710
Term of warrants						5 years		5 years
Exercise price of warrants (in USD per share) | $ / shares							$ 5.74		$ 4.42